INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets material to entity [text block]
	12-31-2024	12-31-2023
Classes of intangible assets, net	ThU.S.$	ThU.S.$
Intangible assets, net	55,980	66,431
Intangible assets under development (IT programs)	1,025	2,793
Computer software	17,866	21,234
Water rights	4,338	4,999
Customer relationship	14,367	19,457
Other identifiable intangible assets	18,384	17,948
Classes of intangible assets, gross	230,158	232,484
Intangible assets under development (IT programs)	1,025	2,793
Computer software	127,944	124,794
Water rights	4,338	4,999
Customer relationship	73,888	75,337
Other identifiable intangible assets	22,963	24,561
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(174,178)	(166,053)
Accumulated amortization and impairment, intangible assets	(174,178)	(166,053)
Computer software	(110,078)	(103,560)
Customer relationship	(59,521)	(55,880)
Other identifiable intangible assets	(4,579)	(6,613)

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2024
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	2,793	21,234	4,999	19,457	17,948	66,431
Changes
Additions	1,099	3,298	-	-	1,422	5,819
Disposals	(7)	(108)	(661)	-	-	(776)
Amortization	-	(8,234)	-	(4,925)	(550)	(13,709)
Increase (decrease) in foreign exchange	-	(440)	-	(165)	(436)	(1,041)
Increase (decrease) though transfers	(670)	-	-	-	-	(670)
Other increases (decreases)	(2,190)	2,116	-	-	-	(74)
Changes total	(1,768)	(3,368)	(661)	(5,090)	436	(10,451)
Closing balance	1,025	17,866	4,338	14,367	18,384	55,980

	12-31-2023
	Intangible assets under development	Computer software	Water rights	Customer relationship	Others	Total
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	5,076	22,323	5,185	24,015	16,840	73,439
Changes
Additions	2,273	4,035	-	-	744	7,052
Additions through business combination	-	190	-	-	1,140	1,330
Disposals	(356)	(880)	(186)	-	-	(1,422)
Amortization	-	(8,726)	-	(4,681)	(659)	(14,066)
Impairment los recognised in profit or loss	-	(195)	-	-	-	(195)
Increase (decrease) in foreign exchange	-	312	-	124	(117)	319
Other increases (decreases)	(4,200)	4,290	-	(1)	-	89
Decrease through classified as held for sale	-	(115)	-	-	-	(115)
Changes total	(2,283)	(1,089)	(186)	(4,558)	1,108	(7,008)
Closing balance	2,793	21,234	4,999	19,457	17,948	66,431

Disclosure of intangible assets with indefinite useful life [text block]
Years of useful life (average)
Computer software	5
Customer relationship	15
Brands	7